Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

Note 5 Debt

At June 30, 2012 and December 31, 2011, debt consists of the following:

	2012	2011

Convertible debt - secured	$14,000	$1,749,764
Less: debt discount	(4,932)	(1,395,707)
Convertible debt - net	9,068	354,057

Auto loan - secured	20,808	26,236

Unsecured debt	4,471,996	2,380,315
Less: debt discount	(3,033,637)	(1,171,626)
Unsecured debt - net	1,438,359	1,208,689

Total debt	1,468,235	1,588,982

Less: current portion	(1,353,553)	(1,281,742)

Long term debt	$114,682	$307,240

Debt in default of $50,600 and $505,600, at June 30, 2012 and December 31, 2011 respectively, is included as a component of short-term debt.

Future annual principal payments for the above debt is as follows:

Years Ended December 31,

2012 (6 months)	$1,853,662
2013	2,648,618
2014	4,524
2015	-
Total annual principal payments	$4,506,804

Convertible Debt – Secured - Derivative Liabilities

During the six months ended June 30, 2012 and the year ended December 31, 2011, the Company issued convertible debt totaling $519,950 and $4,679,253, respectively. The convertible debt includes the following terms:

		Six Months Ended	Year Ended
		June 30, 2012	December 31, 2011
		Amount of	Amount of
		Principal Raised	Principal Raised
Interest Rate		8% - 10%	0% - 18%
Default interest rate		0% - 20%	0% - 25%
Maturity		January 3, 2012 to October 11, 2014	June 30, 2011 to June 29, 2015

Conversion terms 1	Lesser of (1) a fifty percent (50%) discount to the two lowest closing bid prices of the five days trading days immediately preceding the date of conversion or (ii) Two and One-Half Cents ($0.025) per share	$-	$525,000
Conversion terms 2	200% - The "market price" will be equal to the average of (i) the average of the closing price of Company's common stock during the 10 trading days immediately preceding the date hereof and (ii) the average of the 10 trading days immediately subsequent to the date hereof.	$-	$537,600
Conversion terms 3	200% of face. Average of the trading price 10 trading days immediately preceding the closing of the transaction	$-	$177,000
Conversion terms 4	200% of face. Fixed conversion price of $0.02	$-	$105,000
Conversion terms 5	300% of face. Fixed conversion price of $0.02	$-	$15,000
Conversion terms 6	35% of the three lowest trading prices for previous 10 trading days	$	$250,000
Conversion terms 7	45% of the three lowest trading prices for previous 10 trading days	$-	$327,500
Conversion terms 8	50% of average closing prices for 10 preceding trading days	$-	$76,353
Conversion terms 9	50% of lowest trade price for the last 20 trading days	$-	$45,000
Conversion terms 10	50% of the 3 lowest trades for previous 20 trading days	$-	$33,000
Conversion terms 11	50% of the lowest closing price for previous 5 trading days	$-	$250,000
Conversion terms 12	60% multiplied by the average of the lowest 3 trading prices for common stock during the ten trading days prior to the conversion date	$-	$233,000
Conversion terms 13	62% of lowest trade price for the last 7 trading days	$100,000	$40,000
Conversion terms 14	65% of the lowest trade price in the 30 trading days previous to the conversion	$19,950	$335,000
Conversion terms 15	65% of the three lowest trading price for previous 30 trading days	$-	$153,800
Conversion terms 16	70% of lowest average trading price for 30 trading days	$-	$1,366,000
Conversion terms 17	No fixed conversion option	$-	$35,000
Conversion terms 18	35% multiplied by the average of the lowest three (3) trading prices (as defined below) for the common stock during the ten (10) trading day period ending on the latest complete tradingday prior to the conversion date.	$400,000	$75,000
Conversion terms 19	Fixed conversion price of $0.03	$-	$100,000
		$519,950	$4,679,253

The debt holders are entitled, at their option, to convert all or part of the principal and accrued interest into shares of the Company’s common stock at the conversion prices and terms discussed above.  The Company classifies embedded conversion features in these notes as a derivative liability due to management’s assessment that the Company may not have sufficient authorized number of shares of common stock required to net-share settle or due to the existence of a ratchet due to an anti-dilution provision. See Note 6 regarding accounting for derivative liabilities.

During the six months ended June 30, 2012, the Company converted debt and accrued interest, totaling $1,420,422 into 247,308,238 shares of common stock. The resulting loss on conversion of $351,201 is included in the $2,941,826 loss on settlement of accounts payable and debt as shown in the consolidated statement of operations.

Convertible debt consisted of the following activity and terms:

		Interest Rate	Maturity
Balance - December 31, 2011	$1,749,764
Borrowings during the six months ended June 30, 2012	519,950	8% - 10%	January 3, 2012 to October 11, 2014
Conversion of debt to into 209,732,083 shares of common stock with a valuation of $950,739 ($0.0035 - $0.0095/share)	(759,095)
Repayment of convertible debt	(2,518,343)
Interest and accrued interest (Included in total repayment)	15,632
Loss on repayment (Included in total repayment)	1,006,092
Balance – June 30, 2012	$14,000

(B) Secured Debt

Unsecured debt consisted of the following activity and terms:

		Interest Rate	Maturity
Balance - December 31, 2011	$2,380,432
Borrowings during the three months ended June 30, 2012	3,554,000	15%	January 13, 2012 – October 1, 2013
Conversion of debt to into 37,576,155 shares of common stock with a valuation of $469,683 ($0.0095 - $0.016/share)	(150,000)
Repayments	(1,534,670)
Interest and accrued interest (Included in total repayment)	32,005
Loss on repayment (Included in total repayment)	190,229
Balance - June 30, 2012	$4,471,996

Of the $3,554,000 unsecured notes raised during the 6 months ended June 30, 2012, $1,539,000 of the notes were in default. During August of 2012, the Company obtained waivers and entered into settlement agreements related to the default. In connection with the proposed terms of the settlement, the Company will cancel 147,487,500 warrants and issue 98,315,168 shares of common stock. The promissory notes previously issued by the Company in favor those investors will remain in place as written.

(C) Auto Loan

Auto loan account consisted of the following activity and terms:

		Interest Rate	Maturity
Balance - December 31, 2011	$26,236	6.99%	26 payments of $1,008
Repayments	(5,428)
Balance - June 30, 2012	$20,808

(D) Debt Issue Costs

During the six months ended June 30, 2012 and 2011, the Company paid debt issue costs totaling $106,950 and $204,093, respectively.

For the six months ended June 30, 2012 the company issued 19,237,500 warrants as cost associated with a debt raise. The initial derivative liability value of $427,759 was recorded as debt issue costs and derivative liability.

The following is a summary of the Company’s debt issue costs for the six months ended June 30, 2012 and year ended December 31, 2011 as follows:

	2012	2011
Debt issue costs	$724,423	$305,283
Accumulated amortization of debt issue costs	(305,557)	(237,095)
Debt issue costs – net	$418,866	$68,188

During the six months ended June 30, 2012 and 2011, the Company amortized $184,031 and $134,233, respectively in debt issue costs.

(E)  Debt Discount

During the six months ended June 30, 2012 and 2011, the Company recorded debt discounts totaling $3,554,673 and $3,258,106, respectively.

The debt discounts recorded in 2012 and 2011, pertain to convertible debt and warrants that contain embedded conversion options that are required to be bifurcated and reported at fair value.

The Company amortized $3,083,437 and $2,899,959 to interest expense in the six months ended June 30, 2012 and 2011 as follows:

Debt discount-December 31, 2011	$2,567,333
Additional debt discount – Six months ended June 30,2012	3,554,673
Amortization of debt discount – Six months ended June 30,2012	(3,083,437)
Debt discount June 30, 2012	$3,038,569

Note 5 Debt

At December 31, 2011 and 2010, debt consists of the following:

	2011	2010

Convertible debt - secured	$1,749,764	$605,000
Less: debt discount	(1,395,707)	(331,261)
Convertible debt - net	354,057	273,739

Auto loan - secured	26,236	-

Secured debt	-	187,500

Unsecured debt	2,380,315	78,249
Less: debt discount	(1,171,626)	-
Unsecured debt - net	1,208,689	78,249

Total debt	1,588,982	539,488

Less: current portion	(1,281,742)	(289,488)

Long term debt	$307,240	$250,000

As of December 31, 2011 and 2010, total debt in default as a component of short-term debt was $505,600 and $427,500, respectively.

(A) Convertible Debt – Secured - Derivative Liabilities

During the years ended December 31, 2011 and 2010, the Company issued convertible notes totaling $4,679,253, (including non-cash convertible note and accrued interest of $26,353 related to a reclassification from unsecured debt), and $846,000, respectively. The Convertible notes consist of the following terms:

		Year ended	Year ended
		December 31, 2011	December 31, 2010
		Amount of	Amount of
		Principal Raised	Principal Raised
Interest Rate		0% - 18%	8%
Default interest rate		0% - 25%	0% - 22%
Maturity		June 30, 2011 to June 29, 2015	December 31, 2010 - December 1, 2013
Conversion terms 1	Lesser of (1) a Fifty Percent (50%) discount to the two lowest closing bid prices of the five days trading days immediately preceding the date of conversion or (ii) Two and One-Half Cents ($0.025) per share	$525,000	$-
Conversion terms 2	200% - The "market price" will be equal to the average of (i) the average of the closing price of Company's common stock during the 10 trading days immediately preceding the date hereof and (ii) the average of the 10 trading days immediately subsequent to the date hereof.	$537,600	$-
Conversion terms 3	200% of Face. Average of the trading price 10 trading days immidediately preceding the closing of the transaction	$177,000	$-
Conversion terms 4	200% of Face. Fixed conversion price of $0.02	$105,000	$-
Conversion terms 5	300% of Face. Fixed conversion price of $0.02	$15,000	$-
Conversion terms 6	35% of the three lowest trading prices for previous 10 trading days	$250,000	$-
Conversion terms 7	45% of the three lowest trading prices for previous 10 trading days	$327,500	$-
Conversion terms 8	50% of average closing prices for 10 preceding trading days	$76,353	$-
Conversion terms 9	50% of lowest trade price for the last 20 trading days	$45,000	$-
Conversion terms 10	50% of the 3 lowest trades for previous 20 trading days	$33,000	$-
Conversion terms 11	50% of the lowest closing price for previous 5 trading days	$250,000	$-
Conversion terms 12	60% Multiplied by the average of the lowest 3 trading prices for common stock during the ten trading days prior to the conversion date	$233,000	$130,000
Conversion terms 13	62% of lowest trade price for the last 7 trading days	$40,000	$-
Conversion terms 14	65% of the lowest trade price in the 30 trading days previous to the conversion	$335,000	$250,000
Conversion terms 15	65% of the three lowest trading price for previous 30 trading days	$153,800	$-
Conversion terms 16	70% of lowest average trading price for 30 trading days	$1,366,000	$-
Conversion terms 17	No fixed conversion option	$35,000	$-
Conversion terms 18	35% multiplied by the average of the lowest three (3) Trading Prices (as defined below) for the Common Stock during the ten (10) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date. "	$75,000	$-
Conversion terms 19	Fixed conversion price of $0.03	$100,000	$-
Conversion terms 20	150% of Face	$-	$5,000
Conversion terms 21	200% of Face	$-	$426,000
Conversion terms 22	300% of Face	$-	$35,000
		$4,679,253	$846,000

The debt holders are entitled, at their option, to convert all or part of the principal and accrued interest into shares of the Company’s common stock at conversion prices and terms discussed above.  The Company classifies embedded conversion features in these notes as a derivative liability due to management’s assessment that the Company may not have sufficient authorized number of shares of common stock required to net-share settle or due to the existence of a ratchet due to an anti-dilution provision. See Note 6 regarding accounting for derivative liabilities.

During the year ended December 31, 2011, the Company converted debt and accrued interest, totaling $5,126,809 into 294,339,121 shares of common stock resulting in a loss on conversion of $1,739,329.

Convertible debt consisted of the following activity and terms:

During the year ended December 31, 2011, $585,000 of convertible notes matured without conversion. These notes became demand loans and were reclassified as unsecured debt. Derivative liabilities associated with these notes were eliminated given the expiration of the embedded conversion option.

		Interest Rate	Maturity
Convertible Debt balance as of December 31, 2009	$897,500
Borrowings during the year ended December 31, 2010	846,000	8%	March 3, 2010 - December 1, 2013
Conversion of debt into 9,908,906 shares of common stock with a valuation of $1,143,500 ( $0.045 - $0.667 /share)	(1,138,500)
Balance as of December 31, 2010	605,000
Borrowings during the year ended December 31, 2011	4,652,900	0% - 18%	January 30, 2011 - June 29, 2015
Reclassifications from convertible notes to unsecured demand notes	(585,000)
Conversion of debt to into 254,061,743 shares of common stock with a valuation of $4,268,857 ($0.0032 - $0.101/share)	(2,923,136)
Convertible Debt balance as of December 31, 2011	$1,749,764

(B) Secured Debt

Secured debt consisted of the following activity and terms:

		Interest Rate	Maturity
Secured Debt balance as of December 31, 2009	$-
Borrowings during the year ended December 31, 2010	187,500	0%	May 18, 2010 - May 26, 2010
Balance as of December 31, 2010	187,500
Conversion of debt to into 7,500,000 shares of common stock with a valuation of $437,500 ($0.058 - $0.059/share)	(187,500)
Secured Debt balance as of December 31, 2011	$-

(C) Unsecured Debt

Unsecured debt consisted of the following activity and terms:

		Interest Rate	Maturity
Unsecured Debt balance as of December 31, 2009	$30,000
Borrowings during the year ended December 31, 2010	1,177,499	0% - 10%	On Demand - September 29, 2011
Conversion of debt into 9,127,119 shares of common stock with a valuation of $1,439,141 ( $0.50/share)	(1,129,250)
Unsecured Debt balance as of December 31, 2010	78,249
Borrowings during the year ended December 31, 2011	1,960,000	8% - 15%	February 8, 2011 - June 21, 2014
Reclassifications from convertible notes to unsecured demand notes	585,000
Conversion of debt to into 32,777,378 shares of common stock with a valuation of $420,452 ($0.01 - $0.05/share)	(167,649)
Repayments	(75,285)
Unsecured Debt balance as of December 31, 2011	$2,380,315

(D) Auto Loan

Auto loan account consisted of the following activity and terms:

		Interest Rate	Maturity
Auto loan balance as of December 31, 2010	-
Non-Cash fixed assets additions during the year ended December 31, 2011	32,568	6.99%	36 payments of $1,008
Repayments	(6,332)
Auto loan balance as of December 31, 2011	$26,236

(E) Debt Issue Costs

During the years ended 2011 and 2010, the Company paid debt issue costs totaling $263,283 and $42,000, respectively.

The following is a summary of the Company’s debt issue costs:

	2011	2010
Debt issue costs	$305,283	$42,000
Accumulated amortization of debt issue costs	(237,095)	(7,596)
Debt issue costs – net	$68,188	$34,404

During 2011 and 2010, the Company amortized $229,499 and $7,596.

(F)  Debt Discount

During the years ended 2011 and 2010, the Company recorded debt discounts totaling $5,473,291 and $380,000, respectively.

The debt discount recorded in 2011 and 2010 pertains to convertible debt that contains embedded conversion options that are required to bifurcated and reported at fair value (See Note 9).

The Company amortized $3,237,219 in 2011 and $48,739 in 2010 to interest expense.

	2011	2010
Debt discount	$5,804,552	$380,000
Amortization of debt discounts	(3,237,219)	(48,739)
Debt discount – net	$2,567,333	$331,261